Changes in Accounting Policies Required by the Initial Application of IFRS 16 - Operating Leases and Financial Leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Impact on Consolidated Financial Statements
Right-of-use assets, net	$ 7,604,567	$ 7,212,165	$ 7,553,052
Lease liabilities	(9,680,559)	(9,292,351)
Current portion of lease liabilities	1,478,382	1,277,754
IFRS 16
Impact on Consolidated Financial Statements
Lease liabilities	(5,533,552)	(4,745,292)	(4,745,292)	$ (10,115,256)
Operating Leases | IFRS 16
Impact on Consolidated Financial Statements
Right-of-use assets, net	5,086,783	4,392,420		4,797,312
Lease liabilities	(5,533,552)	(4,745,292)		(4,797,312)
Net effect	(446,769)	(352,872)
Current portion of lease liabilities	718,501	524,458	$ 462,513
Depreciation of right-of-use assets	730,145	670,749
Finance Leases | IFRS 16
Impact on Consolidated Financial Statements
Right-of-use assets, net	2,517,784	2,819,745		3,402,869
Lease liabilities	(4,147,007)	(4,547,059)		(5,317,944)
Net effect	(1,629,223)	(1,727,314)		(1,915,075)
Current portion of lease liabilities	759,881	753,296		$ 651,800
Depreciation of right-of-use assets	$ 417,903	$ 426,025